Earnings per share - Adjusted basic earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Adjusted earnings attributable to owners of the parent	R 254,445	R 156,804	R 104,675
Weighted average number of ordinary shares in issue (in shares)	563,578	561,088	629,626
Basic adjusted earnings per share (R) (zar per share)	R 0.45	R 0.28	R 0.17